FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments financial risks and capital management [Abstract]
Disclosure of detailed information about financial instruments [text block]

	2019	2018
	US$’000	US$’000
Financial assets
Derivative instruments designated in hedge accounting relationships	173	-

Financial assets at amortised cost	81,021	112,855
Less: Transferred to asset of disposal group classified as held for sale (Note 40)	(937)	-
	80,084	112,855

	80,257	112,855

Financial liabilities
Derivative instruments designated in hedge accounting relationships	-	867

Financial liabilities at amortised cost	256,140	143,339
Less: Transferred to asset of disposal group classified as held for sale (Note 40)	(538)	-
	255,602	143,339

	255,602	144,206

Credit Quality Of Financial assets And Exposure To Credit Risk [Text Block]
The tables below detail the credit quality of the Group’s financial assets and other items, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$’000	US$’000	US$’000
31 December 2019

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	13,173	-	13,173
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	3,844	-	3,844
Other receivables	9	Performing	12-month ECL	14,258	-	14,258
Due from joint ventures	10	Performing	12-month ECL	3,855	-	3,855
Loans to joint ventures	11	Doubtful	Lifetime ECL	5,216	(1,552)	3,664
				40,346	(1,552)	38,794

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$’000	US$’000	US$’000
31 December 2018

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	12,034	-	12,034
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	1,959	-	1,959
Other receivables	9	Performing	12-month ECL	16,239	-	16,239
Due from joint ventures	10	Performing	12-month ECL	13,516	-	13,516
Loans to joint ventures	11	Doubtful	Lifetime ECL	25,483	1,680	23,803
				69,231	1,680	67,551

Disclosure of detailed information about Assets and liabilities in functional currency [Text Block]
At the end of the reporting period, the significant carrying amounts of monetary liabilities and monetary assets denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Liabilities		Assets
	2019	2018	2019	2018
	US$’000	US$’000	US$’000	US$’000

United States dollars	(657)	(1,660)	1,893	4,941
South African rands	(26,880)	(22,909)	6,903	7,894
Japanese yen	-	(6,976)	6	765

Disclosure of detailed information about foreign currency basis spreads strengthens by 10 % in profit or loss [Text block]
	Impact on profit or loss
	2019	2018
	US$’000	US$’000

United States dollars	124	328
South African rands	(1,998)	(1,502)
Japanese yen	1	(621)

Disclosure of detailed information about foreign currency basis spreads weaknes by 10 % in profit or loss [Text block]
	Impact on profit or loss
	2019	2018
	US$’000	US$’000

United States dollars	(124)	(328)
South African rands	1,998	1,502
Japanese yen	(1)	621

Disclosure of detailed information maturity analysis for non-derivative financial liabilities [Text block]

	Weighted average effective interest rate	On demand or within 1 year	Within 2 to 5 years	After 5 years	Adjustment	Total
	% p.a.	US$’000	US$’000	US$’000	US$’000	US$’000
Group

2019
Non-interest bearing	-	32,691	221	-	-	32,912
Lease liabilities	5.41	26,728	35,637	-	(4,381)	57,984
Variable interest rate instruments	5.09	27,747	123,030	44,423	(29,956)	165,244
		87,166	158,888	44,423	(34,337)	256,140
Included in assets of a disposal group held for sale (Note 40)		(539)	-	-	1	(538)
		86,627	158,888	44,423	(34,336)	255,602

2018
Non-interest bearing	-	28,480	403	-	-	28,883
Variable interest rate instruments	5.30	23,295	108,057	-	(16,896)	114,456
		51,775	108,460	-	(16,896)	143,339

Disclosure of detailed information maturity analysis for derivative financial liabilities [Text Block]

	On demand or within 1 year	Within 2 to 5 years	Adjustment	Total
	US$’000	US$’000	US$’000	US$’000
Group

2019
Gross settled:
Bunker swaps
Gross inflow	173	-	-	173

2018
Gross settled:
Bunker swaps
Gross outflow	(867)	-	-	(867)

Disclosure of detailed information about financial instruments measured at fair value on recuring basis [Text block]
	2019	2018
	US$’000	US$’000
Financial Assets
Bunker swaps	173	-

Financial Liabilities
Bunker swaps	-	867

Disclosure of detailed information significant unobservable inputs used in fair value measurement of assets [Text Block]
	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2019
Financial Assets
Derivative financial instruments	-	173	-	173

2018
Financial liabilities
Derivative financial instruments	-	867	-	867